SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	¥ 3,447
2024	2,977
2025	2,360
2026	2,227
2027	1,900
Then thereafter	¥ 4,021